RESTRICTED NET ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Restricted net assets
Restricted net assets	$ 154,353	$ 84,036
Aggregate amount of net assets of the relevant subsidiaries and VIEs in the Group, free of restriction from distribution	94,862	30,546
VIEs
Restricted net assets
Restricted net assets	27,097	19,695
WFOE
Restricted net assets
Restricted net assets	$ 127,256	$ 64,341